Document And Entity Information	Jul. 25, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2025
Entity Registrant Name	Aeva Technologies, Inc.
Entity Central Index Key	0001789029
Entity Emerging Growth Company	false
Entity File Number	001-39204
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-3080757
Entity Address, Address Line One	555 Ellis Street
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	(650)
Local Phone Number	481-7070
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	AEVA
Security Exchange Name	NASDAQ
Warrants to Purchase [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	AEVAW
Security Exchange Name	NASDAQ